SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial instruments

The following table presents the measurement categories and the carrying value of the financial instruments under IAS 39 and IFRS 9 as of January 1, 2018:

	IAS 39		IFRS 9
		Carrying		Carrying
Financial assets	Category	amount	Category	amount
		S/(000)		S/(000)

Cash and due from banks	Loans and receivables	23,221,987	Amortized cost	23,221,987

Cash collateral, reverse repurchase agreements and securities borrowings	Loans and receivables	7,480,420	Amortized cost	7,480,420

Investments	At fair value through profit or loss	4,024,737	At fair value through profit or loss	5,613,356

	Available-for-sale	24,423,891	At fair value through other comprehensive income (Debt instruments)	22,181,733
			At fair value through other comprehensive income (Designated equity instruments)	653,539

	Held-to-maturity	4,413,373	Amortized cost	4,411,637

Loans, net	Loans and receivables	95,977,277	Amortized cost	95,770,509

Financial assets designated at fair value through profit or loss	At fair value through profit or loss (Designated upon initial recognition)	537,685	At fair value through profit or loss (Designated upon initial recognition)	537,685

Premiums and other policies receivable	Loans and receivables	656,829	Amortized cost	649,135

Accounts receivable from reinsurers and coinsurers	Loans and receivables	715,695	Amortized cost	715,553

Due from customers on acceptances	Loans and receivables	532,034	Amortized cost	532,034

Derivatives receivable	At fair value for trading or for hedging purposes	701,826	At fair value for trading or for hedging purposes	701,826

Other assets	Loans and receivables	1,759,125	Amortized cost	1,759,125

	Total financial assets	164,444,879		164,228,539

Financial liabilities

Liabilities	Amortized cost	130,842,331	Amortized cost	130,956,515

Liabilities	At fair value	8,791,390	At fair value	8,791,390

	Total financial liabilities	139,633,721		139,747,905

Schedule of financial liabilities at date of initial application of IFRS 9

The following table presents the detail of the reconciliation of balances of financial assets under IAS 39 to IFRS 9, distinguishing between the impacts due to category change and impairment remeasurement:

		Change of	Impairment
Financial assets	IAS 39	category	remeasurement	IFRS 9
	S/(000)	S/(000)	S/(000)	S/(000)

Cash and due from banks	23,221,987	—	—	23,221,987

Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	—	—	7,480,420

Investments:
At fair value through profit or loss :
Opening balance under IAS 39	4,024,737
Addition: From investments available for sale (*)		1,588,619
Closing balance under IFRS 9				5,613,356

At fair value through other comprehensive income (debt):
Opening balance under IAS 39	—
Addition: From investments available for sale		22,181,733
Closing balance under IFRS 9				22,181,733

At fair value through other comprehensive income (Designated equity instruments)	—	653,539	—	653,539

Available for sale:
Opening balance under IAS 39	24,423,891
Subtraction: Reclassification to investments at fair value through profit or loss (*)		(1,588,619)
Subtraction: Reclassification to investments at fair value through other comprehensive income (debt)		(22,181,733)
Subtraction: Reclassification to investments at fair value through other comprehensive income (Designated - equity)		(653,539)
Closing balance under IFRS 9				—

Amortized cost:
Opening balance under IAS 39	—
Addition: From investments held-to-maturity (IAS 39)		4,413,373
Remeasurement: Expected loss (IFRS 9)			(1,736)
Closing balance under IFRS 9				4,411,637

Held-to-maturity:
Opening balance under IAS 39	4,413,373
Subtraction: Reclassification to investments at amortized cost		(4,413,373)
Closing balance under IFRS 9				—

Loans, net	95,977,277	—	(206,768)	95,770,509

Financial assets designated at fair value through profit or loss	537,685	—	—	537,685

Premiums and other policies receivable	656,829	—	(7,694)	649,135

Accounts receivable from reinsurers and coinsurers	715,695	—	(142)	715,553

Due from customers on acceptances	532,034	—	—	532,034

Derivative receivables	701,826	—	—	701,826

Other assets	1,759,125	—	—	1,759,125
Total	164,444,879	—	(216,340)	164,228,539

Schedule of reconciliation of provision for impairment
-	Reconciliation of the balances of the provision for impairment under IAS 39 and IFRS 9 as of January 1, 2018:

		Impairment
	IAS 39	remeasurement	IFRS 9
	S/(000)	S/(000)	S/(000)
Financial asset:
Investment at amortized cost	—	1,736	1,736
Loans	4,500,498	206,768	4,707,266
Premiums and other policies receivable	12,255	7,694	19,949
Accounts receivable from reinsurers and coinsurers	8,715	142	8,857
Total financial assets	4,521,468	216,340	4,737,808

Financial liabilities:
Provision for credit losses on indirect loans	442,510	114,184	556,694
Total financial liabilities	442,510	114,184	556,694

Schedule of detailed information about basis of consolidation

At December 31, 2019 and 2018, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):

		Percentage of
	Activity and country of	interest (direct
Entity	incorporation	and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	165,072,249	156,578,928	142,514,228	136,996,483	22,558,021	19,582,445	3,638,334	2,544,847
Pacífico Compañía de Seguros y Reaseguros S.A. and Subsidiaries (ii)	Insurance, Peru	98.79	98.79	13,783,515	12,222,763	10,963,533	9,590,768	2,819,982	2,631,995	381,492	353,292
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	6,076,928	6,607,494	4,986,657	5,395,262	1,090,271	1,212,232	601,629	351,425
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and asset management, Bermuda	100.00	100.00	4,807,905	3,393,325	3,832,287	2,695,499	975,618	697,826	41,634	35,191
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	386,146	543,113	385,253	543,896	893	(783)	1,676	2,179

(i)

The main activity of Grupo Crédito is to invest in shares listed in the Peruvian-Stock Exchange and in unlisted shares of Peruvian companies. Below, we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes:

	Activity	Percentage of
	and	interest
	country of	(direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
Entity	incorporation	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.71	97.71	152,426,848	144,768,951	133,456,760	127,683,654	18,970,088	17,085,297	3,641,935	3,391,015
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.96	99.96	10,552,154	10,020,148	9,773,372	9,239,568	778,782	780,580	94,666	99,402
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	982,591	874,649	284,643	241,307	697,948	633,342	196,590	139,586
Krealo SpA and Subsidiaries (d)	Holding, Chile	100.00	—	72,847	—	41,765	—	31,082	—	(6,476)	—

a)

BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS").

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2019, the assets, liabilities, equity and net income of Mibanco amount to approximately S/13,741.7 million, S/11,655.7 million, S/2,086.0 million and S/401.0 million, respectively (S/13,220.3 million, S/11,321.8 million, S/1,898.5 million, and S/462.1 million, respectively at December 31, 2018).

b)Inversiones Credicorp Bolivia S.A. (hereinafter  “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. At December 31, 2019, the assets, liabilities, equity and net profit of BCB were approximately S/10,480.9 million, S/9,743.9 million, S/737.0 million and S/79.0 million, respectively (S/9,956.9 million, S/ 9,265.8 million, S/691.1 million and S/78.3 million, respectively at December 31, 2018).

c)Prima AFP is a private pension fund and its activities are regulated by the SBS.

d)Krealo SpA (hereinafter “Krealo") was established in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Krealo acquired Tenpo SpA and Multicaja Prepago S.A.

(ii)

Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales and Crediseguro Seguros Generales, and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)

Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.

(iv)

Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia, Ultraserfinco S.A. and Banco Compartir S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

	Percentage of
	interest (direct
Entity	and indirect)		Assets		Liabilities		Equity		Net income (loss)
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	3,400,683	2,037,411	2,692,520	1,761,112	708,163	276,299	22,964	19,945
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	1,161,991	933,822	1,017,072	762,192	144,919	171,630	(5,222)	(36,663)
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	228,421	339,220	114,913	141,943	113,508	197,277	24,452	42,684

a)Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons. Its main subsidiary is Credicorp Capital Colombia S.A.

b)Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.

c)Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.

CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 17(a)(iii). These loans are collateralized by transactions performed by BCP.

Schedule of Property, furniture and equipment estimated useful lives

Years

Buildings and other construction	33
Installations	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

Schedule of intangible assets estimated useful lives

Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:

Estimated
useful life in
years

Client relationship - Prima AFP (AFP Unión Vida)	20
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	22
Client relationship - Edyficar Peru	10
Client relationship – Mibanco	7
Client relationship - Ultraserfinco	9.2
Brand - Mibanco	25
Brand - Culqi	5
Fund manager contract - Credicorp Capital Colombia	20 and 28
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11 and 24
Fund manager contract - Ultraserfinco	23
Core deposits - Mibanco	6
Others	Between 3 and 7.5